Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 2,016	$ 2,884
Restricted cash	114	114
Marketable debt securities	11,769	31,931
Other accounts receivable	825	1,125
Total current assets	14,724	36,054
Operating lease right-of-use assets	223	406
Property and equipment, net	114	145
Investment in convertible note	1,500
Total non-current assets	1,837	551
Total assets	16,561	36,605
Current liabilities
Trade payables	2,560	4,871
Other accounts payable	534	1,008
Total current liabilities	3,094	5,879
Non-current liabilities
Operating lease liabilities, net of current portion	44	229
Total non-current liabilities	44	229
Stockholders’ equity
Ordinary shares, par value NIS 0.01 per share; Authorized 50,000,000 shares; Issued and outstanding: 25,203,396 shares as of December 31, 2022; 25,088,414 shares as of December 31, 2021	70	70
Additional paid-in capital	200,138	198,772
Accumulated other comprehensive loss	(745)	(171)
Accumulated deficit	(186,040)	(168,174)
Total stockholders’ equity	13,423	30,497
Total liabilities and stockholders’ equity	$ 16,561	$ 36,605